Fair Value Measurements of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Assets and Financial Liabilities are Measured at Fair Value
(i)
Fair value of the Group’s financial assets and financial liabilities that are measured at fair value on a recurring basis

Some of the Group’s financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation techniques and inputs used).

	Fair value as of
(In thousands)	June 30, 2026	December 31, 2025	Fair value hierarchy	Valuation technique(s) and key inputs	Significant unobservable inputs	Relationship of unobservable inputs to fair value
Financial liabilities
Maxpro public warrants assumed by Apollomics	208	115	Level 1	The public warrants are traded on the Nasdaq, the valuation is based on unadjusted quoted prices in active markets for identical assets or liabilities	N/A	N/A
Maxpro private warrants assumed by Apollomics, and Private warrants issued in connection with the conversion of the promissory note payable to the Maxpro Sponsor	12	7	Level 2	Private warrants are considered to be economically equivalent to the public warrants. As such, the valuation of the public warrants was used to value the private warrants	N/A	N/A
Penny warrants	2	2	Level 3	Black-Scholes model - the key inputs are: underlying share price, expected life in years, risk-free rate, expected volatility, and exercise price	N/A	N/A
Total warrant liabilities:	$222	$124
Derivative liability, related party (Note 15)	732	—	Level 3	Probability-weighted scenario analysis (see below)	Probability of conversion; expected financing date; credit-adjusted discount rate (see below)	See below
Total financial liabilities at FVTPL:	$954	$124

Summary of Fair Value Measurement of Changes in Derivative Liability

The following table presents the changes in the derivative liability (Note 15), which is classified within Level 3 of the fair value hierarchy, for the six months ended June 30, 2026:

(In thousands)	Derivative Liability
As of January 1, 2026	$—
Recognized on issuance of the Convertible Note, March 30, 2026	771
Change in fair value recognized in profit or loss (1)	(39)
As of June 30, 2026	$732

(1) The change in fair value is unrealized, relates to the Derivative Liability held as of June 30, 2026, and is included in fair value change of financial liabilities at FVTPL in the unaudited condensed consolidated interim statements of operations and comprehensive loss.

Summary of Key Inputs Used in the Valuation	The key inputs used in the valuation were as follows:

	March 30, 2026	June 30, 2026
Probability of conversion upon the next equity financing	90%	90%
Expected date of the next equity financing	August 31, 2026	August 31, 2026
Risk-free interest rate	3.65%	3.85%
Credit-adjusted discount rate	15.79%	15.49%

Effect on Fair Value of Derivative Liability and Possible Changes in Significant Unobservable Inputs	The following table shows the effect on the fair value of the Derivative Liability as of June 30, 2026 of reasonably possible changes in the significant unobservable inputs, holding the other inputs constant:

(In thousands)	Fair value of Derivative Liability
As reported	732
Probability of conversion decreased by 10 percentage points	651
Probability of conversion increased by 10 percentage points	814
Expected date of the next equity financing three months later	711
Credit-adjusted discount rate decreased by 1 percentage point	716
Credit-adjusted discount rate increased by 1 percentage point	749